Offerings	Sep. 04, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Security Class Title	Secondary Offering Common Stock
Amount Registered | shares	29,701,559
Proposed Maximum Offering Price per Unit	4.17
Maximum Aggregate Offering Price	$ 123,855,501.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 18,962.28
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued as a result of stock splits, stock dividends or similar transactions.

Consists of (i) 29,041,544 shares of common stock; and (ii) 655,000 shares of common stock underlying the Private Placement Warrants.

Estimated solely for the purpose of the calculation of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and the low prices as reported on the Nasdaq Stock Market LLC on September 2, 2025.

Calculated by multiplying the proposed maximum aggregate offering price by 0.00015310.
Offering: 2
Offering:
Fee Previously Paid	false
Security Class Title	Secondary Offering Warrants
Amount Registered | shares	655,000
Fee Rate	0.01531%
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued as a result of stock splits, stock dividends or similar transactions.

Calculated by multiplying the proposed maximum aggregate offering price by 0.00015310.

In accordance with Rule 457(g), the entire registration fee for the warrants is allocated to the shares of common stock underlying the warrants, and no separate fee is payable for the warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Security Class Title	Issuance of Common Stock Underlying Warrants
Amount Registered | shares	15,654,983
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 180,032,304.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 27,562.95
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued as a result of stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of the calculation of the registration fee pursuant to Rule 457(g), based on the exercise price of the warrants.

Calculated by multiplying the proposed maximum aggregate offering price by 0.00015310.